Retirement Benefit Obligations (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Major Long-Term Assumptions Used By Actuaries in the Computation of Scheme Liabilities and Post-Retirement Obligations
The major long-term assumptions used by the Group’s actuaries in the computation of scheme liabilities and post-retirement healthcare obligations are as follows:

	Eurozone			United States and Canada			Switzerland
	2020%	2019%	2018%	2020%	2019%	2018%	2020%	2019%	2018%
Rate of increase in:

- salaries	2.52	3.37	3.50	3.37	3.37	3.38	1.00	1.50	1.50

- pensions in payment	1.45	1.46	1.62	-	-	-	-	-	-

Inflation	1.50	1.50	1.65	2.00	2.00	2.00	0.50	1.00	1.00

Discount rate	1.14	1.43	2.12	2.34	3.14	4.10	0.20	0.30	0.85

Medical cost trend rate	n/a	n/a	n/a	5.97	5.18	1.55	n/a	n/a	n/a

Summary of Future Life Expectations Based on Retirement at 65 years of Age for Current and Future Retirees	For the Group’s most material schemes, the future life expectations factored into the relevant valuations, based on retirement at 65 years of age for current and future retirees, are as follows:

	Republic of Ireland			United States and Canada			Switzerland
	2020	2019	2018	2020	2019	2018	2020	2019	2018
Current retirees

- male	22.5	23.0	22.4	20.1	20.2	20.1	22.6	22.6	22.5

- female	24.4	24.5	24.1	22.2	22.3	22.6	24.7	24.7	24.5

Future retirees

- male	24.8	25.4	24.9	22.0	22.1	22.0	24.8	24.8	24.7

- female	26.7	26.8	26.4	23.9	24.2	24.5	26.8	26.8	26.7

Summary of Retirement Benefit Expense in Consolidated Income Statement
The total retirement benefit expense from continuing operations in the Consolidated Income Statement is as follows:

	2020 $m	2019 $m	2018 $m

Total defined contribution expense (i)	289	290	266

Total defined benefit expense	70	51	51
Total expense in Consolidated Income Statement	359	341	317

Analysis of Defined Benefit Expense/(Credit)
Analysis of defined benefit expense

Charged in arriving at Group profit before finance costs:

Current service cost	53	48	51
Administration expenses	5	8	3
Past service cost/(credit) net	1	(20)	(15)
Subtotal	59	36	39

Included in finance income and finance costs respectively:

Interest income on scheme assets	(56)	(72)	(65)
Interest cost on scheme liabilities	67	87	77
Net interest expense	11	15	12

Net expense to Consolidated Income Statement	70	51	51

Summary of Net Charge to Consolidated Income Statement	The composition of the net expense to the Consolidated Income Statement is as follows:

Eurozone	30	28	28
United States and Canada	16	6	7
Switzerland	12	8	8
Other	12	9	8
Total	70	51	51

Summary of Reconciliation of Assets and Liabilities

Reconciliation of scheme assets (bid value)	2020 $m	2019 $m
At 1 January	3,013	3,335
Movement in year
Interest income on scheme assets (ii)	56	76
Arising on acquisition (note 32)	-	3
Disposals	-	(660)
Remeasurement adjustments
- return on scheme assets excluding interest income	174	354
Employer contributions paid	46	58
Contributions paid by plan participants	7	15
Benefit and settlement payments	(158)	(156)
Administration expenses (ii)	(5)	(8)
Translation adjustment	188	(4)
At 31 December	3,321	3,013

Reconciliation of actuarial value of liabilities
At 1 January	(3,493)	(3,821)
Movement in year
Current service cost (ii)	(53)	(67)
Past service (cost)/credit net (ii)	(1)	20
Interest cost on scheme liabilities (ii)	(67)	(91)
Arising on acquisition (note 32)	-	(4)
Disposals	1	709
Remeasurement adjustments
- experience variations	32	37
- actuarial loss from changes in financial assumptions	(251)	(430)
- actuarial gain from changes in demographic assumptions	12	20
Contributions paid by plan participants	(7)	(15)
Benefit and settlement payments	158	156
Translation adjustment	(208)	(7)
At 31 December	(3,877)	(3,493)

Summary of Scheme Assets	The composition of scheme assets is as follows:

Eurozone	1,603	1,441
United States and Canada	1,018	949
Switzerland	444	386
Other	256	237
Total	3,321	3,013

Summary of Actuarial Value of Liabilities
The composition of the actuarial value of liabilities is as follows:

Eurozone	(1,769)	(1,601)

United States and Canada	(1,293)	(1,189)

Switzerland	(425)	(383)

Other	(390)	(320)
Total	(3,877)	(3,493)

Deficit in schemes	(556)	(480)
Related deferred income tax asset	128	102
Net pension liability	(428)	(378)

Summary of Composition of Net Pension Liabilities	The composition of the net pension liability is as follows:

Eurozone	(138)	(134)
United States and Canada	(206)	(180)
Switzerland	22	3

Other	(106)	(67)
Total	(428)	(378)

Summary of Net Expense/(Credit) to the Consolidated Income Statement from Discontinued Operations

Charged in arriving at Group profit before finance costs:	2019 $m	2018 $m
Current service cost	19	25
Administration expenses	-	1
Past service credit (net)	-	(5)
Subtotal	19	21
Included in finance income and finance costs respectively:
Interest income on scheme assets	(4)	(5)
Interest cost on scheme liabilities	4	5
Net interest expense	-	-

Net expense to Consolidated Income Statement	19	21

Summary of Impact of Movement in Principal Actuarial Assumptions
The revised liabilities due to the impact of a reasonably possible change (as indicated below) in the principal actuarial assumptions would be as follows:

		Eurozone 2020 $m	United States and Canada 2020 $m	Switzerland 2020 $m	Other 2020 $m	Total Group 2020 $m
Scheme liabilities at 31 December		(1,769)	(1,293)	(425)	(390)	(3,877)

Revised liabilities

Discount rate	Increase by 0.25%	(1,690)	(1,251)	(407)	(373)	(3,721)

	Decrease by 0.25% (i)	(1,852)	(1,334)	(441)	(409)	(4,036)

Inflation rate	Increase by 0.25%	(1,846)	(1,295)	(427)	(403)	(3,971)

	Decrease by 0.25%	(1,697)	(1,289)	(424)	(377)	(3,787)

Mortality assumption	Increase by 1 year	(1,707)	(1,253)	(409)	(379)	(3,748)

	Decrease by 1 year	(1,833)	(1,331)	(441)	(401)	(4,006)

(i)	As the discount rate for Switzerland is 0.20% as at 31 December 2020, sensitivity analysis presented for Switzerland is on the basis of a decrease of 0.20% only.

Summary of Split of Scheme Assets by Asset Type	The above sensitivity analysis are derived through changing the individual assumption while holding all other assumptions constant.

Split of scheme assets	2020 $m	2019 $m
Investments quoted in active markets
Equity instruments (i)	862	838
Debt instruments (ii)	2,025	1,791
Property	106	104
Cash and cash equivalents	56	30
Investment funds	166	144

Unquoted investments
Equity instruments	2	2
Debt instruments (iii)	12	10
Property	69	58
Cash and cash equivalents	6	20
Assets held by insurance company	17	16
Total assets	3,321	3,013

(i)	Equity instruments primarily relate to developed markets.

(ii)	Quoted debt instruments are made up of $1,288 million (2019: $1,237 million) and $737 million (2019: $554 million) of government and non-government instruments respectively.

(iii)	Unquoted debt instruments primarily relate to government debt instruments.

Summary of Maturity Profile of the Group's Contracted Payments (On a Discounted Basis)
The maturity profile of the Group’s contracted payments (on a discounted basis) is as follows:

	2020 $m	2019 $m	2018 $m
Within one year	2	2	2
Between one and two years	2	2	2
Between two and three years	2	2	2
Between three and four years	2	2	1
Between four and five years	2	2	1

After five years	10	11	8
Total	20	21	16

Summary of Average Duration and Scheme Composition
Average duration and scheme composition

	Eurozone			United States and Canada			Switzerland
	2020	2019	2018	2020	2019	2018	2020	2019	2018
Average duration of defined benefit obligation (years)	18.3	18.1	17.1	12.9	12.5	12.1	17.6	17.8	16.4

Allocation of defined benefit obligation by participant:

Active plan participants	70%	74%	71%	43%	44%	46%	74%	74%	83%

Deferred plan participants	10%	8%	9%	12%	12%	18%	-	-	-

Retirees	20%	18%	20%	45%	44%	36%	26%	26%	17%